Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	BBIF TAX EXEMPT FUND
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
BBIF TAX EXEMPT FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Overview Key Facts About BBIF Tax-Exempt Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of BBIF Tax-Exempt Fund (“Tax-Exempt Fund” or the “Fund”) is to seek current income exempt from Federal income tax, preservation of capital and liquidity.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Tax-Exempt Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2016
Expenses Represent Both Master and Feeder [Text]		rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Tax-Exempt Fund and Tax-Exempt Fund’s share of the allocated expenses of Master Tax-Exempt LLC (“Tax-Exempt LLC”). The management fees are paid by Tax-Exempt LLC.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Tax-Exempt Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality, short-term, tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short-term tax-exempt bonds, tax-exempt variable rate demand obligations and short-term tax-exempt derivatives. Certain short-term securities have maturities that are longer than 397 days (13 months) but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days (13 months) or less. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

Under normal circumstances, the Fund invests at least 80% of its assets in short-term tax-exempt securities or so that at least 80% of the income it distributes will be exempt from Federal income tax (including the Federal alternative minimum tax). The Fund also may invest up to 20% of its assets in short-term municipal securities, which may subject investors to the Federal alternative minimum tax. Throughout this prospectus, interest paid on tax-exempt and/or municipal securities may be referred to as “tax-exempt.”

The Fund does not presently intend to invest more than 25% of its total assets in short-term tax-exempt securities of issuers located in a single state.

			The Fund is a “feeder” fund that invests all of its assets in Tax-Exempt LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Tax-Exempt LLC level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Tax-Exempt LLC. Where applicable, “Tax-Exempt Fund” or the “Fund” refers also to Tax-Exempt LLC.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
  Regulatory Risk — On July 23, 2014, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.
  Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Variable Rate Demand Obligations and Municipal or Tax-Exempt Derivatives Risk — Investments in variable rate demand obligations or short-term municipal or tax-exempt derivatives involve credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The information shows you how Tax-Exempt Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Tax-Exempt Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Tax-Exempt Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 0.80% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2014). The year-to-date return as of June 30, 2015 was 0.00%.
Performance Table Heading		rr_PerformanceTableHeading	As of 12/31/14 Average Annual Total Returns
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960
BBIF TAX EXEMPT FUND | Class 1
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.155%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.095%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.345%
Total Annual Fund Operating Expenses	[1],[2],[3]	rr_ExpensesOverAssets	1.50%
Fee Waivers and/or Expense Reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	rr_NetExpensesOverAssets	1.50%
1 Year		rr_ExpenseExampleYear01	$ 153
3 Years		rr_ExpenseExampleYear03	474
5 Years		rr_ExpenseExampleYear05	818
10 Years		rr_ExpenseExampleYear10	$ 1,791
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	0.59%
BBIF TAX EXEMPT FUND | Class 2
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.155%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.675%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	[1],[2],[3]	rr_ExpensesOverAssets	1.16%
Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_NetExpensesOverAssets	0.94%
1 Year		rr_ExpenseExampleYear01	$ 96
3 Years		rr_ExpenseExampleYear03	347
5 Years		rr_ExpenseExampleYear05	617
10 Years		rr_ExpenseExampleYear10	$ 1,389
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	0.84%
BBIF TAX EXEMPT FUND | Class 3
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.155%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.375%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	[1],[2],[3]	rr_ExpensesOverAssets	0.85%
Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_NetExpensesOverAssets	0.59%
1 Year		rr_ExpenseExampleYear01	$ 60
3 Years		rr_ExpenseExampleYear03	245
5 Years		rr_ExpenseExampleYear05	446
10 Years		rr_ExpenseExampleYear10	$ 1,025
2005		rr_AnnualReturn2005	1.93%
2006		rr_AnnualReturn2006	2.92%
2007		rr_AnnualReturn2007	3.14%
2008		rr_AnnualReturn2008	1.75%
2009		rr_AnnualReturn2009	0.13%
2010		rr_AnnualReturn2010	0.04%
2011		rr_AnnualReturn2011	0.02%
2012		rr_AnnualReturn2012	none
2013		rr_AnnualReturn2013	0.01%
2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	0.99%
BBIF TAX EXEMPT FUND | Class 4
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.155%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.375%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	[1],[2],[3]	rr_ExpensesOverAssets	0.86%
Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2],[4]	rr_NetExpensesOverAssets	0.59%
1 Year		rr_ExpenseExampleYear01	$ 60
3 Years		rr_ExpenseExampleYear03	247
5 Years		rr_ExpenseExampleYear05	450
10 Years		rr_ExpenseExampleYear10	$ 1,036
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	0.99%

[1]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Tax-Exempt Fund and Tax-Exempt Fund’s share of the allocated expenses of Master Tax-Exempt LLC (“Tax-Exempt LLC”). The management fees are paid by Tax-Exempt LLC.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which includes the Fund’s share of Tax-Exempt LLC’s allocated fees waived.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC (“BlackRock”) and the Fund’s distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Tax-Exempt Fund’s fees or expenses to ensure that the net expenses as a percentage of the Fund’s net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Tax-Exempt Fund’s (i) Class 2 Shares are 0.35% higher than those of Tax-Exempt LLC’s initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Tax-Exempt LLC’s initial feeder fund until August 1, 2016. This contractual arrangement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of Tax-Exempt Fund or by a vote of a majority of the outstanding voting securities of Tax-Exempt Fund.